Income Tax - Differences in Income Taxes Computed at Netherlands Statutory Rate and Effective Income Tax Rate (Detail) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income tax benefit (expense) computed at statutory rate		$ (297)	$ (353)	$ (238)
Non-deductible and non-taxable permanent differences, net		4	45	17
Valuation allowance adjustments		2	141	92
Effect on deferred taxes of changes in enacted tax rates		14	(62)	(70)
Current year credits		50	43	40
Other tax and credits		(51)	(20)	(36)
Benefits from tax holidays		129	135	114
Net impact of changes to uncertain tax positions		(5)	(16)	(43)
Earnings of subsidiaries taxed at different rates		(2)	(9)	(19)
Income tax benefit (expense)	$ (20)	$ (156)	$ (96)	$ (143)